CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Tax on actuarial loss	$ 743	$ 67	$ 120
Tax on amortization of prior service cost	$ 4	$ 6	$ 4